Consolidated Statements of Financial Position - CAD ($)		Dec. 31, 2018	Dec. 31, 2017
Current
Cash		$ 9,022,821	$ 17,961,043
Short term investments	[1]	63,023,908	201,538
Harmonized sales tax recoverable		1,492,110	2,636,710
Inventory		35,389,490	10,959,022
Biological assets		10,502,579	9,843,690
Accounts receivable		6,151,604	160,383
Prepaid expenses		2,859,039	2,465,506
Total current assets		128,441,551	44,227,892
Investments		10,661,932	156,073
Restricted cash	[2]	100,000	100,765
Property and equipment		62,208,905	33,963,685
Financial assets		901,350	0
Total Assets		202,313,738	78,448,415
Current
Accounts payable and accrued liabilities		12,806,458	6,579,997
Current portion of promissory note		200,000	200,000
Current portion of mortgage		3,790,610
Total current liabilities		16,797,068	6,779,997
Promissory note		600,000	800,000
Mortgage		9,457,876
Deferred tax		1,433,000
Total Liabilities		28,287,944	7,579,997
Shareholders' Equity
Share capital		207,061,423	104,824,215
Share-based payment reserve		8,714,188	2,272,302
Warrants reserve		11,393,687	3,361,789
Deficit		(53,143,504)	(39,589,888)
Total Shareholders' Equity		174,025,794	70,868,418
Total Liabilities and Shareholders' Equity		$ 202,313,738	$ 78,448,415

[1]	The investment is a one-year GIC, redeemable every 30 days, held with a large Canadian financial institution at fixed interest rate of 1.6%. The GIC is redeemable without penalty after 30 days.
[2]	The Company has a letter of credit with a large Canadian financial institution for $100,000. A one-year GIC for $100,000 is held on collateral. The letter of credit has a one-year expiry from the date of issue and an automatic annual extension with 30 days' notice. The letter of credit is required as a covenant to the building lease agreement in the event of a default in lease payments.